Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—95.9%
	Federal Home Loan Mortgage Corporation—28.9%
$ 746,808	2.000%, 4/1/2036	$ 664,303
3,139,979	2.000%, 8/1/2051	2,458,853
2,395,677	2.000%, 11/1/2051	1,884,241
5,960,456	2.000%, 1/1/2052	4,652,609
759,260	2.500%, 10/1/2051	624,139
2,940,910	2.500%, 11/1/2051	2,433,156
2,595,656	2.500%, 1/1/2052	2,144,266
1,559,340	2.500%, 1/1/2052	1,291,579
3,242,207	2.500%, 4/1/2052	2,677,367
929,253	3.000%, 9/1/2052	792,812
502,890	3.500%, 6/1/2052	451,321
1,421,070	3.500%, 7/1/2052	1,271,349
621,345	4.000%, 4/1/2052	575,774
1,477,262	4.000%, 5/1/2052	1,354,606
533,989	4.000%, 9/1/2052	488,776
32,546	4.500%, 11/1/2039	31,762
155,270	5.000%, 1/1/2034	155,396
364,058	5.000%, 5/1/2034	364,373
38,535	5.000%, 2/1/2039	38,488
78,328	5.000%, 7/1/2039	78,217
499,416	5.000%, 11/1/2054	482,405
957,580	5.500%, 5/1/2034	977,277
138,796	5.500%, 12/1/2035	141,868
85,303	5.500%, 5/1/2036	87,271
15,353	5.500%, 6/1/2036	15,712
285,215	5.500%, 6/1/2036	291,834
10,458	5.500%, 9/1/2037	10,681
506,148	5.500%, 5/1/2038	510,179
7,632	6.000%, 2/1/2032	7,826
10,043	6.500%, 4/1/2038	10,548
36,779	6.500%, 10/1/2038	38,681
4,027	6.500%, 10/1/2038	4,241
9,443	7.500%, 1/1/2027	9,595
1,617	7.500%, 12/1/2029	1,690
25,359	7.500%, 5/1/2030	25,937
25,001	7.500%, 2/1/2031	26,325
	TOTAL	27,075,457
	Federal National Mortgage Association—56.2%
2,325,001	2.000%, 5/1/2036	2,065,235
1,412,000	2.000%, 7/1/2050	1,106,150
7,291,501	2.000%, 5/1/2051	5,702,989
5,127,978	2.000%, 2/1/2052	4,014,011
1,093,571	2.000%, 2/1/2052	853,619
2,721,778	2.000%, 2/1/2052	2,139,024
1,453,710	2.500%, 5/1/2037	1,328,298

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 568,812	2.500%, 9/1/2050	$ 466,872
5,496,145	2.500%, 10/1/2051	4,519,744
1,816,428	2.500%, 1/1/2052	1,490,330
614,508	2.500%, 2/1/2052	501,499
649,863	2.500%, 3/1/2052	530,352
371,635	3.000%, 2/1/2047	324,850
3,894,296	3.000%, 2/1/2048	3,374,832
6,789,009	3.000%, 6/1/2052	5,830,376
922,955	3.000%, 6/1/2052	784,324
2,704,516	3.500%, 1/1/2048	2,418,939
1,566,226	3.500%, 11/1/2050	1,410,633
1,979,404	3.500%, 6/1/2052	1,765,910
80,542	4.000%, 3/1/2048	74,635
1,227,090	4.000%, 7/1/2052	1,125,205
1,168,242	4.000%, 11/1/2052	1,067,866
1,351,843	4.000%, 5/1/2053	1,243,297
27,967	4.500%, 6/1/2041	27,135
1,260,439	4.500%, 8/1/2052	1,191,369
1,729,532	4.500%, 8/1/2052	1,627,623
1,140,028	4.500%, 11/1/2052	1,076,132
746,282	4.500%, 2/1/2053	704,921
418,409	5.000%, 7/1/2034	418,742
29,447	5.000%, 11/1/2035	29,462
33,515	5.000%, 10/1/2039	33,519
111,450	5.000%, 12/1/2039	111,276
26,720	5.000%, 1/1/2040	26,679
886,297	5.000%, 4/1/2053	856,440
774,212	5.000%, 4/1/2054	749,039
230,295	5.500%, 9/1/2034	235,295
789,283	5.500%, 4/1/2053	784,351
4,612	6.000%, 10/1/2028	4,688
3,245	6.000%, 11/1/2028	3,299
51	6.000%, 12/1/2028	51
2,764	6.000%, 12/1/2028	2,809
2,168	6.000%, 12/1/2028	2,204
277	6.000%, 1/1/2029	281
1,964	6.000%, 1/1/2029	1,996
440	6.000%, 1/1/2029	446
102	6.000%, 1/1/2029	103
5,986	6.000%, 1/1/2029	6,077
256	6.000%, 3/1/2029	260
160	6.000%, 3/1/2029	163
11,595	6.000%, 5/1/2029	11,787
9,663	6.000%, 5/1/2029	9,819
134	6.000%, 11/1/2029	137
9,321	6.000%, 11/1/2029	9,466
209,588	6.000%, 11/1/2034	216,372
14,679	6.000%, 5/1/2036	15,206
10,451	6.000%, 6/1/2036	10,822
23,351	6.000%, 7/1/2036	24,202

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 44,510		6.000%, 9/1/2037	$ 46,168
94,809		6.000%, 2/1/2038	98,289
36,028		6.000%, 4/1/2038	37,409
11,649		6.500%, 5/1/2031	12,010
19,999		6.500%, 4/1/2032	20,732
71,963		6.500%, 9/1/2036	75,378
8,330		7.000%, 8/1/2028	8,632
8,816		7.000%, 10/1/2028	9,136
11,110		7.000%, 6/1/2029	11,514
128		7.000%, 11/1/2031	134
1,909		7.000%, 11/1/2031	1,998
20,047		7.000%, 12/1/2031	20,928
2,637		7.000%, 12/1/2031	2,747
426		7.000%, 1/1/2032	445
605		7.500%, 1/1/2030	632
		TOTAL	52,677,313
		Government National Mortgage Association—2.4%
702,087		3.000%, 9/20/2050	606,894
74,528		5.000%, 11/20/2038	74,503
25,286		5.000%, 12/20/2038	25,277
52,271		5.000%, 5/20/2039	52,247
189,640		5.000%, 8/20/2039	189,538
82,107		5.000%, 9/20/2039	82,061
923,900		5.000%, 9/20/2053	896,863
90,251		5.500%, 12/20/2038	91,655
72,585		6.000%, 9/20/2038	74,657
2,086		7.500%, 1/15/2026	2,098
1,778		7.500%, 2/15/2026	1,790
60,296		7.500%, 2/15/2028	61,555
359		7.500%, 7/15/2029	370
376		7.500%, 7/15/2029	387
256		7.500%, 9/15/2029	262
1,286		7.500%, 9/15/2029	1,317
351		7.500%, 10/15/2029	361
5,718		7.500%, 10/15/2029	5,885
2,014		7.500%, 10/15/2029	2,072
3,262		7.500%, 10/15/2029	3,365
33,820		7.500%, 6/15/2030	34,987
47,691		8.250%, 10/15/2030	49,118
		TOTAL	2,257,262
	[1]	Uniform Mortgage-Backed Securities, TBA—8.4%
500,000		4.000%, 1/1/2055	456,563
1,000,000		5.000%, 1/1/2055	964,414
1,500,000		5.500%, 1/1/2055	1,479,316
3,000,000		5.500%, 1/20/2055	2,973,146
2,000,000		6.000%, 1/1/2055	2,008,906
		TOTAL	7,882,345
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $91,858,454)	89,892,377

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.0%
		Government National Mortgage Association—3.1%
$ 691,471		REMIC, Series 2013-158, Class AB, 3.018%, 8/16/2053	$ 654,966
630,098		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	588,782
1,653,555	[2]	REMIC, Series 2023-35, Class FH, 5.154% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,621,796
		TOTAL	2,865,544
		Non-Agency Mortgage-Backed Securities—0.9%
992,519		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	862,948
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,864,105)	3,728,492
		ASSET-BACKED SECURITIES—3.1%
		Single Family Rental Securities—1.7%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	935,246
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	683,101
		TOTAL	1,618,347
		Student Loans—1.4%
510,303		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	467,147
301,326		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	281,128
570,285	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.611% (CME Term SOFR 1 Month +1.214%), 7/15/2053	572,259
		TOTAL	1,320,534
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,090,377)	2,938,881
		INVESTMENT COMPANY—5.4%
5,098,823		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[3] (IDENTIFIED COST $5,098,823)	5,098,823
		TOTAL INVESTMENT IN SECURITIES—108.4% (IDENTIFIED COST $103,911,759)	101,658,573
		OTHER ASSETS AND LIABILITIES - NET—(8.4)%[4]	(7,888,908)
		TOTAL NET ASSETS—100%	$93,769,665
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	8	$1,644,875	March 2025	$990
Short Futures:
United States Treasury Notes 10-Year Short Futures	7	$761,250	March 2025	$7,264
United States Treasury Notes 10-Year Ultra Short Futures	8	$890,500	March 2025	$10,982
United States Treasury Notes Long Bond Short Futures	9	$1,024,594	March 2025	$24,460
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$43,696
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2024	$3,278,101
Purchases at Cost	$26,950,155
Proceeds from Sales	$(25,129,433)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$5,098,823
Shares Held as of 12/31/2024	5,098,823
Dividend Income	$130,553

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$89,892,377	$—	$89,892,377
Collateralized Mortgage Obligations	—	3,728,492	—	3,728,492
Asset-Backed Securities	—	2,938,881	—	2,938,881
Investment Company	5,098,823	—	—	5,098,823
TOTAL SECURITIES	$5,098,823	$96,559,750	$—	$101,658,573
Other Financial Instruments:[1]
Assets	$43,696	$—	$—	$43,696

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate